Business combinations - Fair value of the identifiable assets and liabilities - Narrative (Details) € in Thousands, $ in Thousands				12 Months Ended
	Oct. 01, 2022 EUR (€)	Sep. 01, 2022 EUR (€)	Jan. 04, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jan. 04, 2022 EUR (€)
Business Combinations
Gross contractual amounts due from trade receivables acquired		€ 0
Software
Business Combinations
Useful life				3 years
RS Print | Fair value at acquisition
Business Combinations
Increase in fair value of the identified assets and liabilities				€ 1,743
Increase decrease in goodwill				1,743
Deferred tax liabilities				(2,049)
Contingent consideration payable				€ 0
Remaining percentage of shares RS Print acquired				50.00%
Acquisition price in cash RS Print shares				€ 5,220
RS Print capital called not yet paid				€ 655
Percentage of interest RS Print				50.00%
Fair value of the previously held equity				€ 770
Acquisition price in cash RS Scan assets				3,000
Fair value developed technology				€ 4,820
Minimum royalty rate				8.00%
Maximum royalty rate				10.00%
Useful life contracts and technology				7 years
Fair value customer relationship				€ 248
Useful life customers				15 years
Fair value contracts				€ 2,862
Fair value adjustment inventory				265
Increase decrease in deferred tax assets				€ 1,743
Wacc PPA				15.80%
Link3D
Business Combinations
Percentage of voting equity interests			100.00%	100.00%	100.00%
Total consideration			$ 26,747	€ 26,747
Deferred tax liabilities	€ (2,270)
Discount rate (post-tax WACC)	14.00%
Gross contractual amounts due from trade receivables acquired	€ 992
Merger date amounted acquisition	2,631
Revenue of acquiree since acquisition date				993
Contingent consideration payable	0
Link3D | Brands and trademarks
Business Combinations
Intangible assets					€ 1,066
Useful life			1 year
Link3D | Software
Business Combinations
Intangible assets					€ 6,892
Useful life			7 years
Link3D | Fair value at acquisition
Business Combinations
Increase in fair value of the identified assets and liabilities				3,496
Increase decrease in goodwill				23,251
Identify 3D
Business Combinations
Increase in fair value of the identified assets and liabilities				€ 1,413
Percentage of voting equity interests		100.00%		100.00%
Total consideration		€ 3,853		€ 3,853
Increase decrease in goodwill				2,439
Deferred tax liabilities		€ (474)
Discount rate (post-tax WACC)		14.05%
Gross contractual amounts due from trade receivables acquired	€ 224
Revenue of acquiree since acquisition date				€ 0
Contingent consideration payable		€ 0
Identify 3D | Brands and trademarks
Business Combinations
Intangible assets		€ 174
Useful life		7 years
Identify 3D | Software
Business Combinations
Intangible assets		€ 1,723
Useful life		7 years